THE EAGLE
INTERNATIONAL                                               [LOGO]
EQUITY PORTFOLIO

                                                            SEMIANNUAL
                                                            REPORT
                                                            (UNAUDITED)



                                                            April 30, 1998




                                                            EAGLE ASSET
                                                            MANAGEMENT
                                                            880 CARILLON PARKWAY
                                                            P.O. BOX 10520
                                                            ST. PETERSBURG, FL
                                                            33733-0520
                                                            (813) 573-2453
                                                            (800) 237-3101

                                                                  June 18, 1998

Dear Fellow Shareholders:

It is our pleasure to provide you with the semiannual report for the Eagle International Equity Portfolio (the "Fund") of Heritage Series Trust for the period ended April 30, 1998. During this period your Fund's Eagle Class Shares appreciated by 17.21%(1). For the same period, the Morgan Stanley Capital International Europe Asia and Far East ("EAFE Index") returned 15.44%.

As we discussed previously, your Fund's investment portfolio is managed by Martin Currie, Inc. of Edinburgh, Scotland. Martin Currie has been an active investor in the world's stock markets since the early part of this century. In managing your Fund's portfolio, Martin Currie generally invests a majority of the Fund's assets in the developed stock markets represented in the EAFE Index. However, Martin Currie also invests a portion of your Fund's assets in developing markets, primarily in Latin America and Asia. Given the recent turmoil in Asian markets, we encourage you to read the commentary that follows to better understand how your investment portfolio is currently positioned.

On behalf of all of us at Heritage and Eagle, thank you for your investments with us. We believe that you will be rewarded for your confidence in committing a portion of your portfolio to international stocks through investments such as the Eagle International Equity Portfolio.


Sincerely,                                        Sincerely

/s/ STEPHEN G. HILL                               /s/ RICHARD K. RIESS
Stephen G. Hill                                   Richard K. Riess
President                                         President
Heritage Series Trust                             Eagle Asset Management, Inc.
Eagle International Equity Portfolio


----------
(1) Calculated without the imposition of front- or back-end sales charges.

               S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                                                                    May 19, 1998

MARKET COMMENTARY from MARTIN CURRIE, INC.
Subadviser Eagle International Equity Portfolio

The Eagle International Equity Portfolio (the "Fund") invests a substantial portion of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The countries in which it invests are selected for their ability to generate high real rates of economic growth, consistent with reasonable political and currency stability. Securities are selected following an intensive research process, designed to screen out companies with either weak financial structures, market positions or poor management. The ability to produce dependable growth in earnings is paramount.

Over the six months to April 30, 1998, the EAFE Index rose by 15.44%, dominated by strong returns from the UK and Continental Europe. In contrast, the Japanese market fell further, exacerbated by a weakening currency and a collapse in Asian markets. The Eagle Shares of the Fund rose by 17.21% during the same period(1). The Eagle Shares of the Fund ranked in the second quartile of the international fund category for the one year period ended April 30, 1998, as measured by Lipper Analytical Services, Inc(2).

CONTINENTAL EUROPEAN stock markets (51% of net assets) have rallied further, helped by converging bond markets and increased domestic buying. Corporate restructuring, particularly in the financial sector, fueled the rise, while markets such as Spain and Italy benefited most from falling bond yields. We added securities to the region over the period. New holdings included Unidanmark (Denmark), Nokia (Finland), Societe Generale (France), Bayerische Vereinsbank (Germany), INA (Italy) and Nordbanken (Sweden). These stocks reflect the dominant theme among companies of restructuring in the financial sector. Sales reflected our concern over economically sensitive groups, such as Schneider, Hoechst and Philips.

In the UK (22% of net assets), the equity market moved strongly ahead, supported by good liquidity, corporate activity and improving bond yields. Financial stocks were again significant outperformers. We bought a new holding in the UK's largest property investment group, Land Securities, and built up a holding in Zeneca which had lagged the pharmaceutical sector. Profits were taken in Wolseley and Granada, where we believe the shares were fully valued . The UK equity market has benefited as bond market yields moved lower towards the European average. The new Labour administration has maintained a tough approach to inflation; both bonds and equities have progressed. Good institutional liquidity has meant there has been little selling pressure, even if the fall out in Asia has caused stock market volatility.

The JAPANESE stock market (15% of net assets) has weakened further. Apart from a rally in domestic stocks in the first two months of this year, the pressure to restructure on the financial sector and economically sensitive

----------
(1) Calculated without the imposition of front- or back-end sales charges.
(2) Lipper Analytical Services, Inc. performance rankings for the Eagle International Equity Portfolio Eagle Shares were 199 out of 455 International Funds, for the 1 year period ended April 30, 1998. The performance numbers used for the Fund did not take into account any front- or back-end sales charges. Past performance is no guarantee of future results.

                                 /large bullet/
                                       2
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T
sectors such as construction, has remained intense. Bankruptcies have increased. We have maintained a quality blue chip portfolio, concentrating on beneficiaries of yen weakness and corporate profit recovery. This policy offset the worst of the index fall. We have increased the convertible content of the portfolio, protecting downside in anticipation of a further slowdown in economic growth. With an Asian export market in disarray, we are concerned that the yen may weaken further and as a result, we have hedged approximately 50% of the Japanese assets against the US dollar. We see no reason to purchase additional Japanese securities until there is clearer commitment to tax reform in Japan.

ASIAN markets (7% of net assets) were devastated over the period. ASEAN (the Association of Southeast Asian Nations) markets, such as South Korea, Thailand and Indonesia were very weak. India, Taiwan and Australia stood out in contrast. We substantially reduced our exposure to the region in mid-1997 and reduced the portfolio's holdings in Hong Kong in October, ahead of the market decline. Exposure to the ASEAN markets has been limited as the portfolio has concentrated on Australia, New Zealand, India, Taiwan and Hong Kong. New holdings included Woodside Petroleum (Australia) and Telecom Corp of New Zealand. We took short-term profits in Telstra Corp (Australia), Mahanagar Telephone Nigam (India) and Singapore Press. Apart from a rally over January and February, we remain very defensive in our approach to the region. We have no holdings in Indonesia.

The impact of Asia on the world markets has been felt particularly by the SMALLER MARKETS category. We reduced our exposure to Latin American securities substantially. This region now represents 3% of net assets, having been close to 10% at its peak. Brazil and Mexico make up the bulk of our exposure. We established new positions in Israel, through purchases of ECI Telecom and Teva Pharmaceutical. We also made successful purchases in Emerging Europe, through Alpha Credit Bank (Greece) and Matav (Hungary).

OUTLOOK

Looking ahead, the impact of the Asian crises is likely to leave markets volatile. However, slowing growth in the Pacific region may well help restrain the US economy and reduce pressure for higher interest rates in the maturer markets of the UK and Europe. Broader Europe, or `Euroland' as it has been named, will continue to benefit from corporate restructuring and lower bond yields. The increasing move to equity ownership by domestic investors is being fueled by the search for higher returns and changing pensions legislation. The UK market continues to benefit from good liquidity and robust earnings growth. Continental Europe and the UK make up the majority of the Fund where valuations remain attractive and earnings momentum is positive. We remain cautious on the Pacific region. Defensive stock selection in Japan -- and asset allocation in Asia -- is appropriate in an environment of falling growth forecasts, currency volatility and financial and social instability. Smaller markets will remain out of favor, as capital flows seek safety in maturer markets and stronger currencies.

                                 /large bullet/
                                       3
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1998
                                  (UNAUDITED)

                                                                  MARKET
           SHARES                                                 VALUE
           ------                                              -----------

COMMON STOCKS--96.9%(a)
-----------------------

    ARGENTINA--0.3%
    --------------
           4,300       YPF Sociedad Anonima,
                       Sponsored ADR ........................   $  149,963
                                                                ----------
    AUSTRALIA--1.4%
    --------------
           9,900       Lend Lease Corporation ...............      227,296
          41,000       Mayne Nickless, Ltd ..................      221,480
          32,500       Woodside Petroleum ...................      212,617
                                                                ----------
                                                                   661,393
                                                                ----------
    AUSTRIA--0.7%
    -------------
           2,200       V.A. Technologie AG ..................      316,240
                                                                ----------
    BELGIUM--1.6%
    -------------
           1,300       Generale de Banque ...................      751,054
                                                                ----------
    BRAZIL--1.2%
    ------------
           6,900       Centrais Electricas
                       Brasileiras, ADR .....................      142,313
          10,000       Petroleo Brasileiro ..................      251,094
           1,500       Telecomunicaceus
                       Brasileiras, ADR .....................      182,718
                                                                ----------
                                                                   576,125
                                                                ----------
    CHILE--0.2%
    -----------
           3,500       Compania de Telefonos de
                       Chile SA, ADR ........................       87,719
                                                                ----------
    DENMARK--0.6%
    -------------
           3,500       Unidanmark A/S .......................      294,090
                                                                ----------
    FINLAND--1.6%
    -------------
          11,400       Nokia Corporation ....................      766,056
                                                                ----------
    FRANCE--12.4%
    -------------
           9,100       AXA-UAP Groupe .......................    1,068,807
           6,659       Compagnie Generale des Eaux ..........    1,238,523
           6,400       Elf Aquitaine SA .....................      840,060
           2,950       L'Air Liquide SA .....................      544,751
           1,300       Promodes .............................      626,535
          17,000       Rhone-Poulenc SA .....................      831,758
           3,600       Societe Generale .....................      749,825
                                                                ----------
                                                                 5,900,259
                                                                ----------

                                                                  MARKET
         SHARES                                                    VALUE
         ------                                               ------------

COMMON STOCKS (CONTINUED)
-------------------------

    GERMANY--12.8%
    --------------
          3,676       Allianz AG ...........................   $1,130,519
            540       Bayerische Motoren Werke AG ..........      595,804
          9,900       Bayerische Vereinsbank AG ............      753,030
         11,700       Deutsche Bank AG .....................      900,376
          1,400       Mannesmann AG ........................    1,110,919
          1,700       Preussag AG ..........................      604,385
         15,001       VEBA AG ..............................      991,401
                                                               ----------
                                                                6,086,434
                                                               ----------
    GREECE--0.7%
    ------------
          3,300       Alpha Credit Bank ....................      348,023
                                                               ----------
    HONG KONG--1.0%
    ---------------
         31,100       Citic Pacific, Ltd ...................       95,556
         31,000       CLP Holdings .........................      148,877
         25,500       Hutchison Whampoa, Ltd ...............      157,688
         32,400       New World Development, Ltd ...........       92,231
                                                               ----------
                                                                  494,352
                                                               ----------
    INDIA--1.0%
    -----------
          8,032       Indian Opportunities
                      Fund, Ltd.(c) ........................       85,461
         13,500       Mahanagar Telephone
                      Nigam Ltd ............................      217,688
         12,000       Videsh Sanchar Nigam, Ltd ............      148,560
                                                               ----------
                                                                  451,709
                                                               ----------
    ISRAEL--1.3%
    ------------
         11,000       ECI Telecom, Ltd .....................      335,500
          6,500       Teva Pharmaceutical ..................      277,875
                                                               ----------
                                                                  613,375
                                                               ----------
    ITALY--7.0%
    -----------
         80,472       ENI ..................................      540,387
          8,000       Gucci NV .............................      372,500
         54,000       IMI SPA ..............................      884,071
        290,000       INA (1st Naz Association) ............      866,881
        120,000       Telecom Italia Mobil .................      684,224
                                                               ----------
                                                                3,348,063
                                                               ----------


    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       4
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1998
                                  (UNAUDITED)
                                  (CONTINUED)

                                                                  MARKET
          SHARES                                                   VALUE
          ------                                               ------------

COMMON STOCKS (CONTINUED)
-------------------------

    JAPAN--14.1%
    ------------
            38,000      Asahi Chemical Industries
                        Company, Ltd ........................   $  133,233
            18,000      Cannon, Incorporated ................      425,722
             8,000      Fuji Photo Film Company, Ltd ........      284,721
            39,000      Hitachi, Ltd ........................      279,666
            14,000      Honda Motor Corporation .............      507,783
             9,000      Ito-Yokado Company, Ltd. ............      465,846
            19,000      Kao Corporation .....................      279,243
             3,000      Mabuchi Motor Company, Ltd ..........      173,644
            15,000      Marui Company, Ltd ..................      236,890
            15,000      Mitsui Fudosan Company, Ltd .........      136,920
             3,000      Promise Company Ltd .................      152,335
             2,000      Riso Kagaku Corporation .............      104,428
             5,000      Rohm Company, Ltd ...................      564,455
        33,000,000      Sanwa International Finance .........      240,942
             5,000      Secom Company, Ltd ..................      294,695
             7,000      Shimachu Company, Ltd ...............      126,152
            17,000      Shin-Etsu Chemical
                        Company, Ltd ........................      331,419
             7,800      Sony Corporation ....................      648,919
             5,000      Sumitomo Electric Industries, Ltd....       59,583
            15,000      Taisho Pharmaceutical Company........      317,364
            34,000      Toppan Printing Company, Ltd. .......      404,126
             8,000      Toyota Motor Corporation ............      208,554
            15,000      Yamanouchi Pharmaceuticals ..........      354,768
                                                                ----------
                                                                 6,731,408
                                                                ----------
    MEXICO--1.4%
    ------------
            75,000      Cifra SA DE CV ......................      127,535
            22,000      Grupo Carso SA, Series A1 ...........      138,538
            65,000      Grupo Financiero Banamex ............      203,125
             3,400      Telefonos De Mexico .................      192,525
                                                                ----------
                                                                   661,723
                                                                ----------
    NETHERLANDS--1.3%
    -----------------
            42,000      Elsevier N.V. .......................      634,127
                                                                ----------


                                                                  MARKET
          SHARES                                                   VALUE
          ------                                                -----------

COMMON STOCKS (CONTINUED)
-------------------------

    NEW ZEALAND--0.4%
    -----------------
            53,000       Telecom Corporation of
                         New Zealand, Ltd ......................   $  204,196
                                                                   ----------
    PHILIPPINES--0.1%
    ----------------
           504,600       Belle Corporation .....................        9,008
                                                                   ----------
    SINGAPORE--0.3%
    ---------------
            24,700       Development Bank of Singapore .........      163,886
                                                                   ----------
    SPAIN--3.5%
    -----------
            19,035       Banco de Santander SA .................    1,006,118
            19,000       Banco Central Hispanoamer SA ..........      632,502
                                                                   ----------
                                                                    1,638,620
                                                                   ----------
    SWEDEN--3.7%
    ------------
            34,500       Astra AB ..............................      708,538
             6,300       Incentive AB ..........................      610,307
            61,800       Nordbanken Holding AB .................      454,999
                                                                   ----------
                                                                    1,773,844
                                                                   ----------
    SWITZERLAND--5.3%
    -----------------
             6,120       Credit Suisse Group ...................    1,345,951
               717       Novartis AG ...........................    1,185,045
                                                                   ----------
                                                                    2,530,996
                                                                   ----------
    TAIWAN--0.8%
    ------------
            22,000       Taiwan American Fund ..................      377,300
                                                                   ----------
    THAILAND--0.2%
    --------------
            41,000       Thai Farmers Bank .....................       93,881
                                                                   ----------
    UK--22.0%
    ---------
            56,000       Cable & Wireless, PLC .................      641,647
            57,000       General Electric
                         Company, PLC ..........................      471,952
            20,000       GKN, PLC ..............................      578,085
            24,500       Glaxo Wellcome, PLC ...................      692,581
           102,000       Ladbroke Group, PLC ...................      560,898
            18,000       Land Securities, PLC ..................      321,560
            84,000       LASMO, PLC ............................      369,182
            45,000       Lloyds TSB Group, PLC .................      674,056

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       5
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1998
                                  (UNAUDITED)
                                  (CONTINUED)

                                                                  MARKET
          SHARES                                                   VALUE
          ------                                                ------------

COMMON STOCKS (CONTINUED)
-------------------------

    UK (CONTINUED)
    --------------
            56,000       Marks & Spencer, PLC ............        $   532,521
            24,000       McKechnie, PLC ..................            199,921
            30,000       National Westminster
                           Bank, PLC .....................            600,666
           111,000       NFC, PLC ........................            333,277
            32,950       Reckitt & Colman, PLC ...........            664,141
            43,100       Royal Bank of Scotland
                           Group, PLC ....................            665,422
            58,558       Safeway, PLC. ...................            349,191
            69,000       Scottish Power, PLC .............            634,501
            87,000       Shell Transport & Trading
                           Company, PLC ..................            647,586
            31,731       Smiths Industries, PLC ..........            456,723
            64,000       Unilever, PLC ...................            681,926
            39,357       Wassall, PLC ....................            205,397
             5,000       Zeneca Group ....................            215,443
                                                                   -----------
                                                                   10,496,676
                                                                   -----------
Total Common Stocks
  (cost $37,768,213)......................................         46,160,520
                                                                   -----------

         PRINCIPAL                                                MARKET
           AMOUNT                                                  VALUE
         ---------                                             -------------

  BONDS--1.2%(a)
----------------

    JAPAN--1.2%
    -----------
$          380,000       MBL International Finance
                           (Bermuda)
                           3.0%, due 11/30/02(d) .............    $   382,850
         23,000,000      Nitto Denko Corporation
                           2.2%, due 03/31/99(d)(e) ..........        187,872
                                                                  -----------
Total Bonds (cost $645,503)....................................       570,722
                                                                  -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $38,413,716)(b) 98.1%(a)...............................    46,731,242
OTHER ASSETS AND LIABILITIES, net, 1.9%(a) ....................       896,664
                                                                  -----------
NET ASSETS, 100.0% ............................................   $47,627,906
                                                                  ===========

----------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $8,317,526 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $9,661,419 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,343,893.
(c) Martin Currie Investment Management Limited is the manager of the Indian Opportunities Fund, Ltd.
(d) Convertible bond.
(e) Principal amount is stated in Japanese Yen.
ADR--American Depository Receipt.


                                                     MARKET            % OF NET
                                                      VALUE              ASSETS
                                                    ----------          -------

INDUSTRY DIVERSIFICATION
------------------------

Common Stocks
 Banking .......................................    $ 6,589,014          13.8%
 Basic Industries ..............................      3,128,915           6.6%
 Capital Goods .................................      5,133,856          10.8%
 Consumer Goods and Services ...................      6,374,725          13.4%
 Diversified Industrials .......................        458,641           1.0%
 Electronic and Electrical
     Equipment .................................        471,952           1.0%
 Energy ........................................      2,164,910           4.5%
 Engineering ...................................      1,234,729           2.6%
 Finance .......................................      7,691,913          16.2%
 Foods .........................................        681,926           1.4%
 Household Goods ...............................        664,141           1.4%
 Insurance .....................................      1,068,807           2.2%
 Leisure and Hotels ............................        560,898           1.2%
 Oil, Exploration and Production ...............        369,182           0.8%
 Oil, Integrated ...............................      1,111,297           2.3%
 Pharmaceuticals ...............................      1,858,032           3.9%
 Real Estate ...................................        778,007           1.6%
 Retail Trade ..................................        881,712           1.8%
 Telecommunications ............................      1,440,110           3.0%
 Transportation and Storage ....................        554,756           1.2%
 Utilities .....................................      2,942,997           6.2%
Bonds
 Capital Goods .................................        187,872           0.4%
 Finance .......................................        382,850           0.8%
                                                    -----------          ----
Total Investments ..............................    $46,731,242          98.1%
                                                    ===========          ====

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       6
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

                                                              GROSS UNREALIZED
       CONTRACT                   IN             DELIVERY       APPRECIATION
      TO DELIVER             EXCHANGE FOR          DATE        (DEPRECIATION)
----------------------   --------------------   ----------   -----------------

ARS            1,397     USD          1,396      05/04/98      $      (1)
BEL          533,000     USD         14,328      05/04/98             (78)
ESP           66,623     USD            438      05/04/98               1
FIM           38,542     USD          7,041      05/04/98             (35)
GRD        3,750,000     USD         11,833      05/04/98             (95)
JPY      531,654,600     USD      3,995,000      07/08/98         (61,700)
                                                                ---------
                                  Net Unrealized Depreciation  $  (61,908)
                                                                =========

----------
ARS - Argentine Peso
BEL - Belgian Franc
ESP - Spanish Peseta
FIM - Finnish Markka
GRD - Greek Drachma
JPY - Japanese Yen
USD - United States Dollar


    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       7
                S  E  M  I  A  N  N  U  A  L   R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
------
Investments, at market value (identified cost $38,413,716) (Note 1)............                   $46,731,242
Foreign currency (cost $542,499)...............................................                       542,586
Receivables:
 Investments sold .............................................................                     5,519,833
 Fund shares sold .............................................................                       216,156
 Dividends and interest .......................................................                       191,308
 Foreign taxes recoverable ....................................................                        58,017
Deferred organization expenses (Note 1) .......................................                        20,800
Deferred state qualification expenses (Note 1) ................................                        32,052
                                                                                                  -----------
     Total assets .............................................................                    53,311,994

LIABILITIES
-----------
Payables (Note 4):
 Investments purchased ........................................................   $4,948,700
 Accrued management fee .......................................................      236,878
 Accrued distribution fee .....................................................       34,599
 Unrealized depreciation on forward currency contracts ........................       61,908
 Other accrued expenses .......................................................      402,003
                                                                                  ----------
     Total liabilities ........................................................                     5,684,088
                                                                                                  -----------
Net assets, at market value ...................................................                   $47,627,906
                                                                                                  ===========
NET ASSETS
----------
Net assets consist of:
 Paid-in capital ..............................................................                   $38,730,134
 Undistributed net investment loss ............................................                      (166,185)
 Accumulated net realized gain (Notes 1 and 5) ................................                       809,809
 Net unrealized appreciation on investments and other assets and
  liabilities denominated in foreign currencies ...............................                     8,254,148
                                                                                                  -----------
Net assets, at market value ...................................................                   $47,647,906
                                                                                                  ===========
EAGLE CLASS SHARES
------------------
Net asset value, redemption and offering price per share ($34,864,982 divided by
1,280,264 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ............                   $     27.23
                                                                                                  ===========
CLASS A SHARES
--------------
Net asset value and redemption price per share ($7,395,471 divided by 269,681 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ............                   $     27.42
                                                                                                  ===========
Maximum offering price per share (100/95.25 of $27.42).........................                   $     28.79
                                                                                                  ===========
CLASS B SHARES
--------------
Net asset value and redemption price per share ($117,076 divided by 4,320 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ............                   $     27.10
                                                                                                  ===========
CLASS C SHARES
--------------
Net asset value and offering price per share ($5,250,377 divided by 193,724 shares
 of beneficial interest outstanding, no par value) (Notes 1 and 2) ............                   $     27.10
                                                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       8
               S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1998
                                  (UNAUDITED)


INVESTMENT INCOME
-----------------
Income:
 Dividends (net of $39,645 foreign withholding taxes)...........................                  $  383,452
 Interest (net of $369 foreign withholding taxes)...............................                       5,749
                                                                                                  ----------
     Total income ..............................................................                     389,201
Expenses (Notes 1 and 4):
 Management fee ................................................................    $ 215,982
 Distribution fee (Eagle Shares) ...............................................        3,202
 Distribution fee (Class A Shares) .............................................        4,522
 Distribution fee (Class B Shares) .............................................           20
 Distribution fee (Class C Shares) .............................................        3,009
 Shareholder servicing fees (Eagle Shares) .....................................      161,800
 Shareholder servicing fees (Class A Shares) ...................................        8,103
 Shareholder servicing fees (Class B Shares) ...................................          156
 Shareholder servicing fees (Class C Shares) ...................................       21,615
 Custodian/Fund accounting fees ................................................       72,873
 Amortization of state qualification expenses ..................................       20,967
 Professional fees .............................................................       33,679
 Reports to shareholders .......................................................       14,192
 Organization expenses .........................................................        5,200
 Trustees' fees and expenses ...................................................        4,435
 Insurance expense .............................................................        2,072
 Other .........................................................................          359
                                                                                    ---------
     Total expenses before waiver ..............................................      572,186
     Fees waived by Manager (Note 4) ...........................................      (30,140)       542,046
                                                                                    ---------     ----------
Net investment loss ............................................................                    (152,845)
                                                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain from investment transactions .................................                     906,977
Net realized loss from foreign currency transactions ...........................                     (80,408)
Net increase in unrealized appreciation of investments during the period .......                   6,023,119
Net increase in unrealized appreciation from foreign currency during the period                      284,757
                                                                                                  ----------
     Net gain on investments ...................................................                   7,134,445
                                                                                                  ----------
Net increase in net assets resulting from operations ...........................                  $6,981,600
                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       9
               S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX MONTH
                                                                                        PERIOD ENDED
                                                                                       APRIL 30, 1998    FOR THE YEAR ENDED
                                                                                         (UNAUDITED)      OCTOBER 31, 1997
                                                                                     ------------------ -------------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ...............................................................    $  (152,845)        $  (131,673)
 Net realized gain on investment transactions ......................................        906,977           1,149,279
 Net realized gain (loss) from foreign currency transactions .......................        (80,408)            200,478
 Net increase in unrealized appreciation of investments during the period ..........      6,023,119           1,394,725
 Net increase (decrease) in unrealized appreciation from foreign currency
  during the period ................................................................        284,757            (142,713)
                                                                                        -----------         -----------
 Net increase in net assets resulting from operations ..............................      6,981,600           2,470,096
                                                                                        -----------         -----------
Distributions to shareholders from:
 Net investment income Eagle Shares, ($0.31 per share)..............................             --            (318,525)
 Net investment income Class A Shares, ($0.05 and $0.44 per share, respectively)....        (13,340)            (62,318)
 Net investment income Class C Shares, ($0.34 per share)............................             --             (18,908)
 Net realized gains Eagle Shares, ($0.62 and $0.17 per share, respectively).........       (808,740)           (172,431)
 Net realized gains Class A Shares, ($0.62 and $0.17 per share, respectively).......       (155,218)            (23,850)
 Net realized gains Class C Shares, ($0.62 and $0.17 per share, respectively).......       (102,719)             (9,263)
Increase in net assets from Fund share transactions (Note 2) .......................        111,400          13,835,836
                                                                                        -----------         -----------
Increase in net assets .............................................................      6,012,983          15,700,637
Net assets, beginning of period ....................................................     41,614,923          25,914,286
                                                                                        -----------         -----------
Net assets, end of period (including accumulated net investment loss of $166,185 and
 distribution in excess of net investment income of $40,256, respectively)..........    $47,627,906         $41,614,923
                                                                                        ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       10
               S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                       EAGLE SHARES*
                               --------------------------------------------------------------
                                    FOR THE
                                   SIX MONTH
                                    PERIOD
                                     ENDED                   FOR THE YEARS ENDED
                                   APRIL 30,                     OCTOBER 31,
                                     1998       ---------------------------------------------
                                  (UNAUDITED)         1997           1996      1995/dagger/
                               ---------------- ---------------- ----------- ----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........    $   23.83        $   22.14      $  20.79      $   20.00
                                  ---------        ---------      --------      ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)(a) ..................       ( 0.10)          ( 0.11)       ( 0.01)        ( 0.03)
 Net realized and
  unrealized gain on
  investments ................         4.12             2.28          1.84           0.82
                                  ---------        ---------      --------      ---------
 Total from Investment
  Operations .................         4.02             2.17          1.83           0.79
                                  ---------        ---------      --------      ---------
LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........           --           ( 0.31)       ( 0.01)            --
 Distributions from net
  realized gains .............       ( 0.62)          ( 0.17)       ( 0.47)            --
                                  ---------        ---------      --------      ---------
 Total Distributions .........       ( 0.62)          ( 0.48)       ( 0.48)            --
                                  ---------        ---------      --------      ---------
NET ASSET VALUE, END
 OF PERIOD ...................    $   27.23        $   23.83      $  22.14      $   20.79
                                  =========        =========      ========      =========
TOTAL RETURN(%)(D) ...........        17.21 (c)         9.98 (e)      8.93           3.95 (c)
RATIOS (%)/
 SUPPLEMENTAL DATA:
 Operating expenses, net,
  to average daily net
  assets(a) ..................         2.59 (b)         2.60          2.60           2.60 (b)
 Net investment income
  (loss) to average daily
  net assets .................       ( 0.80)(b)       ( 0.47)       ( 0.02)        ( 0.33)(b)
 Portfolio turnover rate .....           32 (c)           50            59             61
 Net assets, end of period
  ($ millions)................           35               32            22             10

                                                   CLASS A SHARES*                             CLASS B SHARES*
                               -------------------------------------------------------- -----------------------------
                                    FOR THE
                                   SIX MONTH                                                       FOR THE
                                    PERIOD                                                          PERIOD
                                     ENDED                FOR THE YEARS ENDED                       ENDED
                                   APRIL 30,                  OCTOBER 31,                         APRIL 30,
                                     1998       ---------------------------------------  1998/dagger//dagger//dagger/
                                  (UNAUDITED)         1997        1996/dagger//dagger/           (UNAUDITED)
                               ---------------- ---------------- ---------------------- -----------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........    $   23.97        $   22.25           $   21.11                 $   23.95
                                  ---------        ---------           ---------                 ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)(a) ..................       ( 0.02)            0.05                0.10                      0.01
 Net realized and
  unrealized gain on
  investments ................         4.14             2.28                1.04                      3.14
                                  ---------        ---------           ---------                 ---------
 Total from Investment
  Operations .................         4.12             2.33                1.14                      3.15
                                  ---------        ---------           ---------                 ---------
LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........       ( 0.05)          ( 0.44)                 --                        --
 Distributions from net
  realized gains .............       ( 0.62)          ( 0.17)                 --                        --
                                  ---------        ---------           ---------                 ---------
 Total Distributions .........       ( 0.67)          ( 0.61)                 --                        --
                                  ---------        ---------           ---------                 ---------
NET ASSET VALUE, END
 OF PERIOD ...................    $   27.42        $   23.97           $   22.25                 $   27.10
                                  =========        =========           =========                 =========
TOTAL RETURN(%)(D) ...........        17.58 (c)        10.71 (e)            5.40 (c)                 13.11 (c)
RATIOS (%)/
 SUPPLEMENTAL DATA:
 Operating expenses, net,
  to average daily net
  assets(a) ..................         1.96 (b)         1.97                1.97 (b)                  2.71 (b)
 Net investment income
  (loss) to average daily
  net assets .................       ( 0.14)(b)         0.22                0.44 (b)                  0.22 (b)
 Portfolio turnover rate .....           32 (c)           50                  59                        32(c)
 Net assets, end of period
  ($ millions)................            7                6                   3                      0.1

                                                   CLASS C SHARES*
                               -------------------------------------------------------
                                    FOR THE
                                   SIX MONTH
                                    PERIOD
                                     ENDED               FOR THE YEARS ENDED
                                   APRIL 30,                 OCTOBER 31,
                                     1998       --------------------------------------
                                  (UNAUDITED)         1997        1996/dagger//dagger/
                               ---------------- ---------------- ---------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........    $   23.73        $   22.12          $   21.11
                                  ---------        ---------          ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)(a) ..................       ( 0.11)          ( 0.13)            ( 0.07)
 Net realized and
  unrealized gain on
  investments ................         4.10             2.25               1.08
                                  ---------        ---------          ---------
 Total from Investment
  Operations .................         3.99             2.12               1.01
                                  ---------        ---------          ---------
LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........           --           ( 0.34)                --
 Distributions from net
  realized gains .............       ( 0.62)          ( 0.17)                --
                                  ---------        ---------          ---------
 Total Distributions .........       ( 0.62)          ( 0.51)                --
                                  ---------        ---------          ---------
NET ASSET VALUE, END
 OF PERIOD ...................    $   27.10        $   23.73          $   22.12
                                  =========        =========          =========
TOTAL RETURN(%)(D) ...........        17.15 (c)         9.79 (e)           4.78 (c)
RATIOS (%)/
 SUPPLEMENTAL DATA:
 Operating expenses, net,
  to average daily net
  assets(a) ..................         2.71 (b)         2.72               2.72 (b)
 Net investment income
  (loss) to average daily
  net assets .................       ( 0.87)(b)       ( 0.52)            ( 0.32)(b)
 Portfolio turnover rate .....           32 (c)           50                 59
 Net assets, end of period
  ($ millions)................            5                4                  1

----------
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
/dagger/ For the period May 1, 1995 (commencement of operations) to October
         31, 1995.
/dagger//dagger/ For the period December 27, 1995 (commencement of Class A and
         Class C Shares) to October 31, 1996.
/dagger//dagger//dagger/ For the period January 2, 1998 (commencement of Class
         B Shares) to April 30, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Eagle in the amount of $.02, $.06, $.16 and $.17 per Eagle Share, respectively. The operating expense ratios including such items would have been 2.73% (annualized), 2.86%, 3.31% and 5.09% (annualized) for Eagle Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.02, $.06 and $.16 per Class A Share, respectively. The operating expense ratio including such items would have been 2.10% (annualized), 2.23% and 2.69% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Eagle in the amount of $.02 per Class B Share. The operating expense ratio including such items would have been 2.85% (annualized) for Class B Shares. Excludes management fees waived by the Eagle in the amount of $.02, $.06, and $.16 per Class C Share, respectively. The operating expense ratio including such items would have been 2.85% (annualized), 2.98% and 3.44% (annualized) for Class C Shares, respectively.
(b) Annualized.
(c) Not annualized.
(d) Calculated without the imposition of a sales charge.
(e) These returns are calculated based on the published net asset value.

    The accompanying notes are an integral part of the financial statements.

                                 /large bullet/
                                       11
               S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of five separate investment Portfolios, the Eagle International Equity Portfolio (the "Fund"), the Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund, and the Mid Cap Growth Fund. The Fund primarily seeks capital appreciation principally through investment in an international portfolio of equity securities.

         The Fund currently offers Eagle Class, Class A, Class B and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for the Small Cap Stock Fund, Growth Equity Fund, Mid Cap Growth Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

         SECURITY VALUATION: Each Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

         FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

         FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

         REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount to at least 100% of the resale price.

         FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

                                 /large bullet/
                                       12
              S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)

         DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

         EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

         STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

         ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

         CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income (accumulated net investment loss) and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

         OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At April 30, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.

         Transactions in Eagle Shares, Class A Shares and C Shares of the Fund during the six month period ended April 30, 1998, and Class B Shares from January 2, 1998 (commencement of Class B Shares) to April 30, 1998 were as follows:

FOR THE PERIOD ENDED                           EAGLE SHARES                   A SHARES
APRIL 30, 1998                         ----------------------------- --------------------------
(UNAUDITED)                                 SHARES         AMOUNT        SHARES        AMOUNT
                                       ------------- --------------- ------------ -------------
     Shares sold .....................      64,212    $  1,635,201       30,881    $   793,261
     Shares issued on reinvestment
      of distributions ...............      34,247         805,842        6,686        158,113
     Shares redeemed .................    (149,498)     (3,702,023)     (23,648)      (584,354)
                                          --------    ------------      -------    -----------
     Net increase (decrease) .........     (51,039)   $ (1,260,980)      13,919    $   367,020
                                                      ============                 ===========
     Shares outstanding:
      Beginning of period ............   1,331,303                      255,762
                                         ---------                      -------
      End of period ..................   1,280,264                      269,681
                                         =========                      =======

FOR THE PERIOD ENDED                         B SHARES                C SHARES
APRIL 30, 1998                         -------------------- --------------------------
(UNAUDITED)                             SHARES     AMOUNT      SHARES        AMOUNT
                                       -------- ----------- ------------ -------------
     Shares sold .....................  4,341    $112,900       43,600    $1,113,463
     Shares issued on reinvestment
      of distributions ...............     --          --        4,371       102,414
     Shares redeemed .................    (21)       (583)     (12,639)     (322,834)
                                        -----    --------      -------    ----------
     Net increase (decrease) .........  4,320    $112,317       35,332    $  893,043
                                                 ========                 ==========
     Shares outstanding:
      Beginning of period ............     --                  158,392
                                        -----                  -------
      End of period ..................  4,320                  193,724
                                        =====                  =======

                                 /large bullet/
                                       13
                S  E  M  I  A  N  N  U  A  L    R  E  P  O  R  T

                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)

         Transactions in Eagle Shares, Class A Shares and C Shares of the Fund during the year ended October 31, 1997, were as follows:

FOR THE YEAR ENDED                         EAGLE SHARES                  A SHARES                   C SHARES
OCTOBER 31, 1997                   ---------------------------- -------------------------- --------------------------
                                       SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                                   ------------- -------------- ------------ ------------- ------------ -------------
     Shares sold .................     459,654    $ 11,104,451     145,840    $3,468,293      121,689    $2,915,342
     Shares issued on reinvestment
      of distributions ...........      21,188         475,249       3,346        75,081        1,158        25,899
     Shares redeemed .............    (125,683)     (2,972,703)    (33,267)     (815,865)     (18,479)     (439,911)
                                      --------    ------------     -------    ----------      -------    ----------
     Net increase ................     355,159    $  8,606,997     115,919    $2,727,509      104,368    $2,501,330
                                                  ============                ==========                 ==========
     Shares outstanding:
      Beginning of year ..........     976,144                     139,843                     54,024
                                      --------                     -------                    -------
      End of year ................   1,331,303                     255,762                    158,392
                                     =========                     =======                    =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended April 30, 1998, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) aggregated $16,423,077 and $13,641,284, respectively.

Note 4:  MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING
         AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed daily and payable monthly. Currently, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 2.60%, 1.97%, 2.72% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A, Class B and Class C Shares, respectively. Management fees of $30,140 were waived for the six month period ended April 30, 1998. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 2000, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $91,433 for the year ended October 31, 1997, if total Fund expenses fall below the annual expense limitations before the end of October 31, 1999.

         The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to .50% of average daily net assets on the first $100 million of assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the six month period ended April 30, 1998 the Subadviser earned $108,752 for Subadviser fees, which was paid by the Manager.

         Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also may provide certain administrative services for the Fund and may receive a fee from the Manager for performing these administrative services.

         Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $14,964 in front-end sales charges for Class A Shares, $25 and $523 in contingent deferred sales charges for Class B and C Shares for the six month period ended April 30, 1998, respectively. The Distributor paid commissions to salespersons and from these fees, incurred other distribution costs.

         Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee, equal to .25% of the average daily net assets for Class A Shares. Under the Eagle


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                     EAGEL INTERNATIONAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)


         Class, Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

         Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,000, an additional fee of $3,000 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES. For the year ended October 31, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency gains, the Fund credited undistributed net investment income and debited accumulated net realized gain $260,960.

Note 6: FINANCIAL INVESTMENT WITH OFF-BALANCE SHEET RISK. The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Subadviser anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

         The Fund may enter into forward contracts to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of these parties to meet the terms of their contracts.


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EAGLE INTERNATIONAL EQUITY PORTFOLIO
P.O. Box 10520
St Petersburg, FL 33733                           EAGLE INTERNATIONAL EQUITY
                                                           PORTFOLIO
INVESTMENT ADVISER
Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

INVESTMENT SUBADVISER
Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR
Raymond James & Associates, Inc.                       SEMIANNUAL REPORT
P.O. Box 12749                                            (UNAUDITED)
St Petersburg, FL 33733
(813) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP                             APRIL 30, 1998